Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000001288 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000001288 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000001288 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000001288 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000001288 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000001288 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000001288 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000001288 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000001288 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000001288 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000001288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000001288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000001288 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000001288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000001288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001288 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001288 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064720 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000064720 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000064720 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000064720 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000064720 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000064720 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000064720 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000064720 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000064720 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000064720 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000064720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000064720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000064720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000064720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000064720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000064720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000064720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064720 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064720 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064721 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000064721 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000064721 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000064721 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000064721 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000064721 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000064721 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000064721 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000064721 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000064721 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000064721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000064721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000064721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000064721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000064721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000064721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000064721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064721 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064721 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130426 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000130426 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000130426 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000130426 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000130426 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000130426 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000130426 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000130426 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000130426 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000130426 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000130426 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130426 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000130426 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000130426 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130426 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130426 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000130426 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130426 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130426 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000130426 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130426 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130426 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130426 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001289 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000001289 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000001289 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000001289 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000001289 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000001289 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000001289 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000001289 [Member] | Valmont Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000001289 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000001289 [Member] | Clearway Energy Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000001289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000001289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000001289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000001289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000001289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000001289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001289 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000001289 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000174006 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000174006 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000174006 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000174006 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000174006 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000174006 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000174006 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000174006 [Member] | Valmont Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000174006 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000174006 [Member] | Clearway Energy Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000174006 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174006 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000174006 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000174006 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174006 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174006 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000174006 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174006 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174006 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000174006 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000174006 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174006 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174006 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000174005 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000174005 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000174005 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000174005 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000174005 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000174005 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000174005 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000174005 [Member] | Valmont Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000174005 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000174005 [Member] | Clearway Energy Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000174005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174005 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000174005 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000174005 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174005 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000174005 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174005 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174005 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000174005 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000174005 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174005 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174005 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000001358 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000001358 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000001358 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000001358 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000001358 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000001358 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000001358 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000001358 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000001358 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000001358 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000001358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000001358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000001358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000001358 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001360 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000001360 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[9]
C000001360 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000001360 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000001360 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000001360 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000001360 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000001360 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000001360 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000001360 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000001360 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001360 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000001360 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001360 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001360 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001360 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001360 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001360 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000001360 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001360 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000001360 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001361 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000001361 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000001361 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[10]
C000001361 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000001361 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000001361 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000001361 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000001361 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000001361 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000001361 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000001361 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001361 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000001361 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001361 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001361 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001361 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001361 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001361 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000001361 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001361 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000001361 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000130427 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000130427 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000130427 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[11]
C000130427 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000130427 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000130427 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000130427 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000130427 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000130427 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000130427 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000130427 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000130427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000130427 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130427 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130427 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000130427 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000130427 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130427 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001368 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000001368 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000001368 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[12]
C000001368 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[12]
C000001368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[12]
C000001368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[12]
C000001368 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[12]
C000001368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[12]
C000001368 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[12]
C000001368 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[12]
C000001368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000001368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000001368 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001368 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000001370 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[13]
C000001370 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[13]
C000001370 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000001370 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[13]
C000001370 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000001370 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[13]
C000001370 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[13]
C000001370 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[13]
C000001370 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000001370 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[13]
C000001370 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001370 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000001370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001370 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000001370 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001370 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000001371 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[14]
C000001371 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[14]
C000001371 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[14]
C000001371 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[14]
C000001371 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[14]
C000001371 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[14]
C000001371 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[14]
C000001371 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[14]
C000001371 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000001371 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[14]
C000001371 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001371 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000001371 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001371 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001371 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001371 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000001371 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001371 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000174007 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000174007 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[15]
C000174007 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[15]
C000174007 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[15]
C000174007 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[15]
C000174007 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[15]
C000174007 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[15]
C000174007 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[15]
C000174007 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000174007 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[15]
C000174007 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174007 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000174007 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174007 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174007 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174007 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000174007 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174007 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[10]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[11]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[12]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[13]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[14]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[15]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.